Loans Payable - Disclosure of Loans Repayable (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019
Loans and advances to banks repayable [line Items]
Beginning Balance	$ 4,588	$ 1,334
Financing, June 18, 2018		2,769
Discount	115	101
Interest paid	(514)
Interest accrual	349	325
Loan repayment	(1,411)
Foreign exchange adjustment	69	59
Ending Balance	3,196	4,588
Principal [member]
Loans and advances to banks repayable [line Items]
Beginning Balance	4,341	1,282
Financing, June 18, 2018		3,000
Loan repayment	(1,411)
Foreign exchange adjustment	69	59
Ending Balance	2,999	4,341
Interest [member]
Loans and advances to banks repayable [line Items]
Beginning Balance	377	52
Interest paid	(514)
Interest accrual	349	325
Ending Balance	212	377
Discount [member]
Loans and advances to banks repayable [line Items]
Beginning Balance	(130)
Discount	115	101
Ending Balance	$ (15)	(130)
Discount Adjustment [member]
Loans and advances to banks repayable [line Items]
Financing, June 18, 2018		$ (231)